Deposits	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding at December 31, 2019 and 2018 are summarized below by account type.

	December 31, 2019			December 31, 2018
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$260,135,924	0.11%	0.00-1.98%	$219,515,207	0.09%	0.00-1.98%
Money Market Accounts	230,693,518	0.72%	0.00-1.48%	261,136,008	0.65%	0.00-2.23%
Savings Accounts	51,124,806	0.16%	0.00-1.00%	48,391,799	0.14%	0.00-0.14%
Total	$541,954,248	0.36%	0.00-1.98%	$529,043,014	0.31%	0.00-2.23%
Certificate Accounts:
0.00 – 0.99%	$28,599,107			$70,854,896
1.00 – 1.99%	122,164,536			120,011,938
2.00 – 2.99%	78,689,591			47,586,859
Total	$229,453,234	1.71%	0.45-2.96%	$238,453,693	1.37%	0.35-2.86%
Total Deposits	$771,407,482	0.76%	0.00-2.96%	$767,496,707	0.64%	0.00-2.86%

Included in the certificates above were $34.6 million and $33.1 million in brokered deposits at December 31, 2019 and 2018, respectively, with a weighted average interest rate of 1.87% and 1.86%, respectively. Of the $34.6 million in brokered deposits at December 31, 2019, $2.0 million mature within one year. At December 31, 2019 and 2018, the Bank had $141,000 and $59,000, respectively, in overdrafts that were reclassified to loans.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $144.2 million and $151.5 million at December 31, 2019 and 2018, respectively. Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $77.5 million and $89.2 million at December 31, 2019 and 2018, respectively.

The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2019 and 2018:

	December 31,
	2019	2018
Within 1 Year	$149,481,000	$160,771,824
After 1 Year, Within 2 Years	42,689,147	43,330,060
After 2 Years, Within 3 Years	18,737,910	23,990,251
After 3 Years, Within 4 Years	3,272,862	6,358,577
After 4 Years, Within 5 Years	15,272,315	3,488,598
Thereafter	—	514,383
Total Certificates of Deposits	$229,453,234	$238,453,693